Business Combination (Details) - Schedule of number of shares of common stock issued - USD ($)	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Business Combination (Details) - Schedule of number of shares of common stock issued [Line Items]
conversion of Legacy SoundHound Common Stock and Legacy SoundHound Preferred Stock outstanding prior to Business Combination		25,414,503
Total shares of common stock immediately after Business Combination	196,503,710
Class A Common Stock [Member]
Business Combination (Details) - Schedule of number of shares of common stock issued [Line Items]
conversion of Legacy SoundHound Common Stock and Legacy SoundHound Preferred Stock outstanding prior to Business Combination	140,114,060
PIPE Investment (in Dollars)	$ 11,300,000
issuance to ATSP shareholders	532,050
issuance to Legacy SoundHound founders and representatives	4,161,000
Class B Common Stock [Member]
Business Combination (Details) - Schedule of number of shares of common stock issued [Line Items]
conversion of Legacy SoundHound Common Stock and Legacy SoundHound Preferred Stock outstanding prior to Business Combination	40,396,600